SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM DEPOSITS	NOTE 3 - SHORT-TERM DEPOSITS Short term investments as of December 31, 2022 include bank deposit bearing annual interest rates of 4%, with maturities of up to 12 months.